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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System,  101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         July 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING International Value Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.8%
		BELGIUM: 0.9%
959,210		InBev	$35,702,810
			35,702,810
		BRAZIL: 3.7%
10,027,700		Centrais Eletricas Brasileiras SA ADR	68,780,997
179,388	L	Tele Centro Oeste Celular Participacoes SA ADR	1,775,941
13,898	@, L	Tele Leste Celular Participacoes SA ADR	95,062
2,532,786	L	Tele Norte Leste Participacoes SA ADR	39,688,757
1,208,600	L	Telecomunicacoes Brasileiras SA ADR	35,822,904
169,474	@, L	Telesp Celular Participacoes SA ADR	743,991
111,928	L	Tim Participacoes SA ADR	1,815,472
			148,723,124
		CANADA: 0.8%
12,138,000	@	Bombardier, Inc.	32,276,912
			32,276,912
		FRANCE: 5.7%
7,228,100	@	Alcatel SA	88,326,013
610,400		Carrefour SA	28,844,735
2,404,100		France Telecom SA	74,302,261
422,650		Sanofi-Aventis	36,549,921
			228,022,930
		GERMANY: 13.6%
2,302,720	@	Bayerische Hypo-und Vereinsbank AG	60,380,642
2,160,893		Commerzbank AG	48,291,639
2,268,600		DaimlerChrysler AG	110,057,882
5,802,300		Deutsche Telekom AG	115,029,346
1,150,000		Heidelberger Druckmaschinen	38,412,759
411,200		Hypo Real Estate Holding AG	16,746,512
326,500		Muenchener Rueckversicherungs AG	37,963,634
359,298		Schering AG	22,665,041
1,775,200		Volkswagen AG	96,188,261
			545,735,716
		HONG KONG: 0.8%
1,624,636		Jardine Matheson Holdings Ltd.	29,704,521
			29,704,521
		ITALY: 2.2%
11,523,589		Banca Intesa S.p.A.	56,051,820
10,329,085		Telecom Italia S.p.A.	33,708,306
			89,760,126
		JAPAN: 22.5%
1,851,800		Daiichi Pharmaceutical Co., Ltd.	42,431,756
12,859,700		Hitachi Ltd.	78,289,771
4,749		Japan Tobacco, Inc.	67,627,970
4,914,000		Matsushita Electric Industrial Co., Ltd.	79,848,819
5,925		Millea Holdings, Inc.	77,656,115
30,170,000		Mitsubishi Heavy Industries Ltd.	75,789,544
8,334		Mitsubishi Tokyo Financial Group, Inc.	69,638,389

PORTFOLIO OF INVESTMENTS

ING International Value Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

4,932,000		Mitsui Sumitomo Insurance Co., Ltd.	43,880,381
13,125		Nippon Telegraph & Telephone Corp.	57,581,131
1,049,000		Ono Pharmaceutical Co., Ltd.	50,181,648
1,726,900		Sankyo Co., Ltd.	34,137,433
2,267,800		Sony Corp.	74,383,114
11,494		Sumitomo Mitsui Financial Group, Inc.	75,800,078
509,000		TDK Corp.	35,014,781
1,153,800		Yamanouchi Pharmaceutical Co., Ltd.	37,602,522
			899,863,452
		MEXICO: 1.4%
2,942,320	L	Telefonos de Mexico SA de CV ADR	56,698,506
			56,698,506
		NETHERLANDS: 9.1%
5,582,048		Aegon NV	79,991,920
1,737,200		Akzo Nobel NV	71,600,585
9,907,141	@	Koninklijke Ahold NV	87,160,403
1,188,700		Unilever NV	79,803,825
2,303,184		Wolters Kluwer NV	44,774,353
			363,331,086
		NEW ZEALAND: 1.4%
13,335,944		Telecom Corp. of New Zealand Ltd.	57,342,875
			57,342,875
		PORTUGAL: 1.6%
6,709,676		Portugal Telecom SGPS SA	63,897,569
			63,897,569
		RUSSIA: 0.9%
842,900	L	LUKOIL ADR	34,749,883
			34,749,883
		SINGAPORE: 3.5%
3,652,191		DBS Group Holdings Ltd.	35,319,680
6,060,800	#	DBS Group Holdings Ltd. ADR	58,773,396
6,116,400		Oversea-Chinese Banking Corp.	47,434,359
			141,527,435
		SOUTH KOREA: 3.9%
1,463,610		Korea Electric Power Corp.	50,827,568
2,745,880	L	Korea Electric Power Corp. ADR	47,970,524
183,200	L	KT Corp.	7,791,197
2,192,310		KT Corp. ADR	48,537,743
			155,127,032
		SPAIN: 5.0%
2,554,033		Banco Bilbao Vizcaya Argentaria SA	43,050,807
3,107,600		Banco Santander Central Hispano SA	38,451,987
7,078,302	@	Telefonica SA	119,155,730
			200,658,524
		SWITZERLAND: 7.0%
623,900		Nestle SA	171,713,569
91,700		Swisscom AG	30,345,462
446,274	@	Zurich Financial Services AG	79,369,731
			281,428,762

PORTFOLIO OF INVESTMENTS

ING International Value Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		UNITED KINGDOM: 15.3%
7,545,500		BAE Systems PLC	40,851,868
12,269,781		BT Group PLC	49,187,416
48,322,582		Corus Group PLC	39,997,225
3,882,800		GlaxoSmithKline PLC	91,462,353
6,054,090		Imperial Chemical Industries PLC	28,272,196
78,261,262	@	Invensys PLC	18,592,954
8,159,200		J. Sainsbury PLC	40,114,534
11,046,451		Marks & Spencer Group PLC	69,542,321
35,348,000		Royal & Sun Alliance Insurance Group PLC	56,190,567
8,253,700		Unilever PLC	79,927,221
29,515,156		WM Morrison Supermarkets PLC	98,629,315
			612,767,970
		VENEZUELA: 0.5%
1,216,822		Cia Anonima Nacional Telefonos de Venezuela ADR	20,308,759
			20,308,759
		Total Common Stock (Cost $3,547,408,434)	3,997,627,992

Principal Amount			Value

SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateral CC: 1.7%
$69,615,290	The Bank of New York Institutional Cash Reserves Fund		69,615,290

	Total Short-Term InvestmentsL (Cost $69,615,290)		69,615,290

	Total Investments In Securities (Cost $3,617,023,724)*	101.5%	$4,067,243,282
	Other Assets and Liabilities—Net	(1.5)	(60,704,646)
	Net Assets	100.0%	$4,006,538,636

	Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2005.
*	Cost for federal income tax purposes is $3,628,691,804.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$688,320,952
	Gross Unrealized Depreciation	(249,769,474)
	Net Unrealized Appreciation	$438,551,478

PORTFOLIO OF INVESTMENTS

ING International Value Fund	as of July 31, 2005 (Unaudited)(continued)

Percentage
of Net
Industry	Assets
Aerospace/Defense	1.0%
Agriculture	1.7
Auto Manufacturers	5.1
Banks	13.7
Beverages	0.9
Chemicals	2.5
Computers	0.9
Electric	4.2
Electrical Components and Equipment	2.0
Food	14.6
Holding Companies-Diversified	0.7
Home Furnishings	3.8
Insurance	9.4
Iron/Steel	1.0
Machinery-Diversified	1.0
Media	1.1
Miscellaneous Manufacturing	3.2
Oil and Gas	0.9
Pharmaceuticals	7.9
Retail	1.7
Telecommunications	22.5
Securities Lending Collateral	1.7
Other Assets and Liabilities, Net	(1.5)
Net Assets	100.0%

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 23, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 23, 2005